Net expenses relating to benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	$ 632
Other assets used by entity included in fair value of plan assets	1,443
Post-employment benefit expense, defined contribution plans	23	$ 414
Post-employment benefit expense in profit or loss, defined benefit plans	2,098	(1,001)	$ 2,086
Line of credit facility amount withdrawn
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	54
Other assets used by entity included in fair value of plan assets	397
Post-employment benefit expense, defined contribution plans	18	315
Post-employment benefit expense in profit or loss, defined benefit plans	469	399	561
Petroleo Brasileiro S-A [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	10
Other assets used by entity included in fair value of plan assets	163
Post-employment benefit expense, defined contribution plans	5	99
Post-employment benefit expense in profit or loss, defined benefit plans	178	139	211
TAG [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	58
Other assets used by entity included in fair value of plan assets	14
Post-employment benefit expense in profit or loss, defined benefit plans	72	131	75
Collaboration arrangements [axis]
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	519
Other assets used by entity included in fair value of plan assets	869
Post-employment benefit expense in profit or loss, defined benefit plans	1,388	(1,672)	1,232
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, at present value	(9)
Post-employment benefit expense in profit or loss, defined benefit plans	$ (9)	$ 2	$ 7